Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Revenue from sales of goods	$ 5,103,399	$ 3,087,223	$ 248,939
Revenue from provision of services	1,950,466	1,276,288	1,131,488
TOTAL REVENUE	7,053,865	4,363,511	1,380,427
COST OF SALES	(4,410,777)	(2,603,911)	(218,800)
GROSS PROFIT	2,643,088	1,759,600	1,161,627
OPERATING EXPENSES
Amortization	135,966	43,518	8,386
Depreciation	175,098	109,108	41,250
Director fees	370,094
Insurance	2,962,767	39,988	23,900
Office and miscellaneous	6,455,998	3,387,865	2,103,732
Professional fees	4,445,949	1,762,594	524,101
Research and development	510,895	567,999	16,883
Share-based payments	3,952,595	2,668,464	761,559
Travel	143,904	25,617	30,896
Wages and salaries	2,768,010	1,649,329	989,083
Total operating expenses	(21,921,276)	(10,254,482)	(4,499,790)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	8,149,812	(748,634)
Finance and other costs	5,074	(23,117)	(171,905)
Foreign exchange gain (loss)	362,448	(87,104)	5,803
Gain on disposal of assets			28,651
Gain (loss) on settlement of debt		(38,879)	198,976
Gain on forgiveness of debt		127,711
Government income	24,148	51,627
Listing expense			(7,804,859)
Loss on write-off of loan receivable			(13,560)
Loss on write-off of notes receivable	(891,471)
Loss on impairment of goodwill	(4,579,763)
Other income (loss)	4,968	1,197,465
NET LOSS	(16,202,972)	(8,015,813)	(11,095,057)
Items that may be reclassified to profit or loss
Foreign exchange translation	136,475	104
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(332,640)
COMPREHENSIVE LOSS	$ (16,399,137)	$ (8,015,709)	$ (11,095,057)
Net loss per share
Basic & diluted	$ (0.59)	$ (0.48)	$ (1.16)
Weighted average number of common shares outstanding - basic & diluted	27,647,293	16,558,184	9,529,595